Reportable segments	12 Months Ended
Dec. 31, 2018
Disclosure of entity's operating segments [Abstract]
Disclosure Of Entitys Reportable Segments Explanatory [Text Block]
Note 26

Reportable segments

26.1	Reportable segments

General information:

The Company revised its segment reporting as of December 31, 2017 and for the years ended December 31, 2017 and 2016 to make the following modifications:

1. Elimination of “Revenues from transactions with other operating segments of the same entity” amounts since the amounts presented in this line corresponded to transactions between companies within the same segment and did not represent inter-segment transactions.

2. Elimination of “Elimination of inter-segments amounts” column as this information intended to present consolidation adjustments that were not applicable for segment reporting. All the amounts presented in this column were reallocated into the “Unallocated amounts” column.

The amount of each item presented in each operating segment is equal to that reported to the highest authority that makes decisions regarding the operation, in order to decide on the allocation of resources to the defined segments and to assess its performance.

These operating segments mentioned are consistent with the way the Company is managed and how results will be reported by the Company. These segments reflect separate operating results that are regularly reviewed by the executive responsible for operational decisions in order to make decisions about the resources to be allocated to the segment and assess its performance (See Note 26.2).

The performance of each segment is measured based on net income and revenues.

Factors used to identify segments on which a report should be presented:

The segments covered in the report are strategic business units that offer different products and services. These are managed separately because each business requires different technology and marketing strategies.

Description of the types of products and services from which each reportable segment obtains its income from ordinary activities

The operating segments, which obtain income from ordinary activities, generate expenses and have its operating results reviewed on a regular basis by the highest authority who makes decisions regarding operations, relate to the following groups of products:

1.	Specialty plant nutrients
2.	Iodine and its derivatives
3.	Lithium and its derivatives
4.	Industrial chemicals
5.

Potassium
6.	Other products and services

Description of income sources for all the other segments

Information regarding assets, liabilities, profits and expenses that cannot be assigned to the segments indicated above, due to the nature of production processes, is included under the "Unallocated amounts” category of the disclosed information.

Basis of accounting for transactions between reportable segments

Description of the nature of the differences between measurements of results of reportable segments and the result of the entity before the expense or income tax expense of incomes and discontinued operations

The information reported in the segments is extracted from the Company’s consolidated financial statements and therefore there is no need to prepare reconciliations between the data mentioned above and those reported in the respective segments, according to what is stated in paragraph 28 of IFRS 8, "Operating Segments".

For the allocation of inventory valuation costs, we identify the direct expenses (can be directly allocated to products) and the common expenses (belong to coproduction processes, for example common leaching expenses for production of Iodine and Nitrates). Direct costs are directly allocated to the product and the common costs are distributed according to percentages that consider different variables in their determination, such as margins, rotation of inventories, revenue, production and etc.

The allocation of other common costs that are not included in the inventory valuation process, but go straight to the cost of sales, use similar criteria: the costs associated with a product or sales in particular are assigned to that particular product or sales, and the common costs associated with different products or business lines are allocated according to the sales.

Description of the nature of the differences between measurements of assets of reportable segments and the Company´s assets
Assets are not shown classified by segments, as this information is not readily available. Some of these assets are not separable by the type of activity by which they are affected since this information is not used by management in decision-making with respect to resources to be allocated to each defined segment. All assets are disclosed in the "unallocated amounts" category.

Description of the nature of the differences between measurements of liabilities of reportable segments and the Company’s liabilities

Liabilities are not shown classified by segments, as this information is not readily available. Some of these liabilities are not separable by the type of activity by which they are affected, since this information is not used by management in decision-making regarding resources to be allocated to each defined segment. All liabilities are disclosed in the "unallocated amounts" category.

26.2	Reportable segment disclosures:

Operating segment items	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Unallocated amounts	Total 12/31/2018
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Revenue	781,750	324,972	734,801	108,268	267,474	48,538	2,265,803	2,265,803		2,265,803
Revenues from transactions with other operating segments of the same entity	-	-	-	-	-	-	-	-	-	-

Revenues from external customers and transactions with other operating segments of the same entity	781,750	324,972	734,801	108,268	267,474	48,538	2,265,803	2,265,803		2,265,803

Costs of sales	(613,267)	(217,464)	(316,875)	(72,964)	(217,386)	(45,568)	(1,483,524)	(1,483,524)		(1,483,524)
Administrative expenses	-	-	-	-	-	-	-	-	(118,126)	(118,126)
Interest expense	-	-	-	-	-	-	-	-	(59,914)	(59,914)
Depreciation and amortization expense	(73,073)	(45,280)	(44,837)	(16,041)	(41,891)	(377)	(221,499)	(221,499)		(221,499)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	-	-	6,351	6,351
Income tax expense, continuing operations	-	-	-	-	-	-	-	-	(178,975)	(178,975)
Other items other than significant cash
Income (loss) before taxes	168,483	107,508	417,926	35,304	50,088	2,970	782,279	782,279	(161,241)	621,038

Net income (loss) from continuing operations	168,483	107,508	417,926	35,304	50,088	2,970	782,279	782,279	(340,216)	442,063
Net income (loss) from discontinued operations
Net income (loss)	168,483	107,508	417,926	35,304	50,088	2,970	782,279	782,279	(340,216)	442,063

Assets	-	-	-	-	-	-	-	-	4,268,094	4,268,094
Equity-accounted investees	-	-	-	-	-	-	-	-	111,549	111,549
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts									(15,028)	(15,028)
Increase of non-current assets	-	-	-	-	-	-	-	-
Liabilities	-	-	-	-	-	-	-	-	2,130,291	2,130,291
Impairment loss recognized in profit or loss	(2,227)	(1,171)	(243)	(79)	(3,006)	(553)	(7,279)	(7,279)	2,985	(4,294)
Reversal of impairment losses recognized in profit or loss for the period	-	-	-	-	-	-	-	-	-	-
Cash flows from (used in) operating activities	-	-	-	-	-	-	-	-	524,1839	524,839
Cash flows from (used in) investing activities	-	-	-	-	-	-	-	-	(187,004)	(187,004)
Cash flows from (used in) financing activities	-	-	-	-	-	-	-	-	(387,313)	(387,313)

Operating segment items	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Unallocated amounts	Total 12/31/2017
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Revenue	697,251	252,123	644,573	135,578	379,326	48,472	2,157,323	2,157,323	-	2,157,323
Revenues from transactions with other operating segments of the same entity	-	-	-	-	-	-	-	-	-	-
Revenues from external customers and transactions with other operating segments of the same entity	697,251	252,123	644,573	135,578	379,326	48,472	2,157,323	2,157,323	-	2,157,323
Costs of sales	(555,356)	(199,808)	(189,242)	(91,753)	(313,690)	(44,973)	(1,394,822)	(1,394,822)	-	(1,394,822)
Administrative expenses	-	-	-	-	-	-	-	-	(101,171)	(101,171)
Interest expense	-	-	-	-	-	-	-	-	(50,124)	(50,124)
Depreciation and amortization expense	(73,702)	(44,252)	(18,036)	(16,050)	(88,130)	(356)	(240,526)	(240,526)	-	(240,526)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	-	-	14,452	14,452
Income tax expense, continuing operations	-	-	-	-	-	-	-	-	(166,173)	(166,173)
Other items other than significant cash
Income (loss) before taxes	141,895	52,315	455,331	43,825	65,636	3,499	762,501	762,501	(167,911)	594,590

Net income (loss) from continuing operations	141,895	52,315	455,331	43,825	65,636	3,499	762,501	762,501	(334,084)	428,417
Net income (loss) from discontinued operations
Net income (loss)	141,895	52,315	455,331	43,825	65,636	3,499	762,501	762,501	(334,084)	428,417

Assets	-	-	-	-	-	-	-	-	4,296,236	4,296,236
Equity-accounted investees	-	-	-	-	-	-	-	-	152,630	152,630
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts									-	-
Increase of non-current assets	-	-	-	-	-	-	-	-	-	-
Liabilities	-	-	-	-	-	-	-	-	2,048,768	2,048,768
Impairment loss recognized in profit or loss	(15,025)	335	1,112	(3,546)	(240)	(219)	(17,583)	(17,583)	(14,316)	(31,899)
Reversal of impairment losses recognized in profit or loss for the period	-	-	-	-	-	-	-	-	-	-
Cash flows from (used in) operating activities	-	-	-	-	-	-	-	-	758,272	758,227
Cash flows from (used in) investing activities	-	-	-	-	-	-	-	-	(248,067)	(248,067)
Cash flows from (used in) financing activities	-	-	-	-	-	-	-	-	(411,920)	(411,920)

	12/31/2016
Operating segment items	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Unallocated amounts	Total 12/31/2016
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Revenue	623,853	231,144	514,627	104,137	403,323	62,238	1,939,322	1,939,322	-	1,939,322
Revenues from transactions with other operating segments of the same entity	-	-	-	-	-	-	-	-	-	-

Revenues from external customers and transactions with other operating segments of the same entity	623,853	231,144	514,627	104,137	403,323	62,238	1,939,322	1,939,322	-	1,939,322

Costs of sales	(478,074)	(191,298)	(175,616)	(67,378)	(359,477)	(56,442)	(1,328,285)	(1,328,285)	-	(1,328,285)
Administrative expenses	-	-	-	-	-	-	-	-	(88,436)	(88,436)
Interest expense	-	-	-	-	-	-	-	-	(57,498)	(57,498)
Depreciation and amortization expense	(89,864)	(35,958)	(33,010)	(12,666)	(67,571)	(10,612)	(249,681)	(249,681)	(111)	(249,792)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	-	-	13,047	13,047
Income tax expense, continuing operations	-	-	-	-	-	-	-	-	(132,965)	(132,965)
Other items other than significant cash	-	-	-	-	-	-	-	-	-	-
Income (loss) before taxes	145,779	39,846	339,011	36,759	43,846	5,796	611,037	611,037	(196,148)	414,889

Net income (loss) from continuing operations	145,779	39,846	339,011	36,759	43,846	5,796	611,037	611,037	(329,113)	281,924
Net income (loss) from discontinued operations
Net income (loss)	145,779	39,846	339,011	36,759	43,846	5,796	611,037	611,037	(329,113)	281,924

Assets	-	-	-	-	-	-	-	-	4,217,980	4,217,980
Equity-accounted investees	-	-	-	-	-	-	-	-	133,140	133,140
Increase of non-current assets	-	-	-	-	-	-	-	-	(107,268)	(107,268)
Liabilities	-	-	-	-	-	-	-	-	1,910,708	1,910,708
Impairment loss recognized in profit or loss	-	-	(251)	-	-	(698)	(949)	(949)	(39,595)	(40,544)
Reversal of impairment losses recognized in profit or loss for the period	133	325	-	233	2,216	-	2,907	2907	-	2,907

26.3	Statement of comprehensive income classified by reportable segments based on groups of products

	12/31/2018
Items in the statement of comprehensive income	Specialty plant nutrients ThUS$	Iodine and its derivatives ThUS$	Lithium and its derivatives ThUS$	Industrial chemicals ThUS$	Potassium ThUS$	Other products and services ThUS$	Corporate Unit ThUS$	Total segments and Corporate unit ThUS$
Revenue	781,750	324,972	734,801	108,268	267,474	48,538	-	2,265,803
Cost of sales	(613,267)	(217,464)	(316,875)	(72,964)	(217,386)	(45,568)	-	(1,483,524)

Gross profit	168,483	107,508	417,926	35,304	50,088	2,970	-	782,279
Other incomes by function	-	-	-	-	-	-	32,048	32,048
Administrative expenses	-	-	-	-	-	-	(118,126)	(118,126)
Other expenses by function	-	-	-	-	-	-	(36,907)	(36,907)
Deterioro de valor de ganancias y revisión de pérdidas por deterioro de valor (pérdidas por deterioro de valor) determinado de acuerdo con la NIIF 9	-	-	-	-	-	-	2,967	2,967
Other gains (losses)	-	-	-	-	-	-	6,404	6,404
Financial income	-	-	-	-	-	-	22,533	22,533
Financial costs	-	-	-	-	-	-	(59,914)	(59,914)
interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	6,351	6,351
Exchange differences	-	-	-	-	-	-	(16,597)	(16,597)
Profit (loss) before taxes	168,483	107,508	417,926	35,304	50,088	2,970	(161,241)	621,038
Income tax expense	-	-	-	-	-	-	(178,975)	(178,975)
Profit (loss) from continuing operations	168,483	107,508	417,926	35,304	50,088	2,970	(340,216)	442,063
Profit (loss) from discontinued operations	-	-	-	-	-	-	-	-
Profit (loss)	168,483	107,508	417,926	35,304	50,088	2,970	(340,216)	442,063
Profit (loss), attributable to
Profit (loss) attributable to the controller´s owners	-	-	-	-	-	-	-	439,830
Profit (loss) attributable to the non-controllers	-	-	-	-	-	-	-	2,233
Profit (loss)	-	-	-	-	-	-	-	442,063

	12/31/2017
Items in the statement of comprehensive income	Specialty plant nutrients ThUS$	Iodine and its derivatives ThUS$	Lithium and its derivatives ThUS$	Industrial chemicals ThUS$	Potassium ThUS$	Other products and services ThUS$	Corporate Unit ThUS$	Total segments and Corporate unit ThUS$
Revenue	697,251	252,123	644,573	135,578	379,326	48,472	-	2,157,323
Cost of sales	(555,356)	(199,808)	(189,242)	(91,753)	(313,690)	(44,973)	-	(1,394,822)
Gross profit	141,895	52,315	455,331	43,825	65,636	3,499	-	762,501
Other incomes by function	-	-	-	-	-	-	17,827	17,827
Administrative expenses	-	-	-	-	-	-	(101,171)	(101,171)
Other expenses by function	-	-	-	-	-	-	(53,600)	(53,600)
Other gains (losses)	-	-	-	-	-	-	543	543
Financial income	-	-	-	-	-	-	13,499	13,499
Financial costs	-	-	-	-	-	-	(50,124)	(50,124)
Deterioro de valor de ganancias y revisión de pérdidas por deterioro de valor (pérdidas por deterioro de valor) determinado de acuerdo con la NIIF 9	-	-	-	-	-	-	(8,038)	(8,038)
interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	14,452	14,452
Exchange differences	-	-	-	-	-	-	(1,299)	(1,299)
Profit (loss) before taxes	141,895	52,315	455,331	43,825	65,636	3,499	(167,911)	594,590
Income tax expense	-	-	-	-	-	-	(166,173)	(166,173)
Profit (loss) from continuing operations	141,895	52,315	455,331	43,825	65,636	3,499	(334,084)	428,417
Profit (loss) from discontinued operations	-	-	-	-	-	-	-	-
Profit (loss)	141,895	52,315	455,331	43,825	65,636	3,499	(334,084)	428,417
Profit (loss), attributable to	-	-	-	-	-	-	-	-
Profit (loss) attributable to the controller´s owners	-	-	-	-	-	-	-	427,697
Profit (loss) attributable to the non-controllers	-	-	-	-	-	-	-	720
Profit (loss)	-	-	-	-	-	-	-	428,417

	12/31/2016
Items in the statement of comprehensive income	Specialty plant nutrients ThUS$	Iodine and its derivatives ThUS$	Lithium and its derivatives ThUS$	Industrial chemicals ThUS$	Potassium ThUS$	Other products and services ThUS$	Corporate Unit ThUS$	Total segments and Corporate unit ThUS$
Revenue	623,853	231,144	514,627	104,137	403,323	62,238	-	1,939,322
Cost of sales	(478,074)	(191,298)	(175,616)	(67,378)	(359,477)	(56,442)	-	(1,328,285)
Gross profit	145,779	39,846	339,011	36,759	43,846	5,796	-	611,037
Other incomes by function	-	-	-	-	-	-	15,202	15,202
Administrative expenses	-	-	-	-	-	-	(88,436)	(88,436)
Other expenses by function	-	-	-	-	-	-	(82,533)	(82,533)
Other gains (losses)	-	-	-	-	-	-	679	679
Financial income	-	-	-	-	-	-	10,129	10,129
Financial costs	-	-	-	-	-	-	(57,498)	(57,498)
Deterioro de valor de ganancias y revisión de pérdidas por deterioro de valor (pérdidas por deterioro de valor) determinado de acuerdo con la NIIF 9	-	-	-	-	-	-	7,198	7,198
interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	13,047	13,047
Exchange differences	-	-	-	-	-	-	460	460
Profit (loss) before taxes	145,779	39,846	339,011	36,759	43,846	5,796	(196,148)	414,889
Income tax expense	-	-	-	-	-	-	(132,965)	(132,965)
Profit (loss) from continuing operations	145,779	39,846	339,011	36,759	43,846	5,796	(329,113)	281,924
Profit (loss) from discontinued operations	-	-	-	-	-	-	-	-
Profit (loss)	145,779	39,846	339,011	36,759	43,846	5,796	(329,113)	281,924
Profit (loss), attributable to
Profit (loss) attributable to the controller´s owners	-	-	-	-	-	-	-	278,290
Profit (loss) attributable to the non-controllers	-	-	-	-	-	-	-	3,634
Profit (loss)	-	-	-	-	-	-	-	281,924

26.6	Segments by geographical areas as of December 31, 2018, 2017 and 2016

	12/31/2018
Items	Chile ThUS$	Latin America and the Caribbean ThUS$	Europe ThUS$	North America ThUS$	Asia and others ThUS$	Total ThUS$
Revenue	189,349	180,189	479,664	471,515	945,086	2,265,803
Investment accounted for under the equity method	(6,588)	-	61,256	16,115	40,766	111,549
Intangible assets other than goodwill	110,544	-	386	152	77,201	188,283
Goodwill	22,535	86	11,373	724	-	34,718
Property, plant and equipment, net	1,445,349	347	4,451	3,098	1,578	1,454,823
Investment property	-	-	-	-	-	-
Other non-current assets	17,111	23	-	(892)	11,298	27,540
Non-current assets that are not financial instruments	1,588,951	456	77,466	19,197	130,843	1,816,913

	12/31/2017
Items	Chile ThUS$	Latin America and the Caribbean ThUS$	Europe ThUS$	North America ThUS$	Asia and others ThUS$	Total ThUS$
Revenue	140,764	228,759	1,048,556	441,377	297,867	2,157,323
Investment accounted for under the equity method	(5,513)	33,065	33,318	15,193	76,567	152,630
Intangible assets other than goodwill	113,152	-	453	182	-	113,787
Goodwill	23,731	6,290	11,374	724	2,058	44,177
Property, plant and equipment, net	1,421,141	313	3,857	2,469	1,574	1,429,354
Investment property	-	-	-	-	-	-
Other non-current assets	19,234	28	-	-	-	19,262
Non-current assets that are not financial instruments	1,571,745	39,696	49,002	18,568	80,199	1,759,210

	12/31/2016
Items	Chile ThUS$	Latin America and the Caribbean ThUS$	Europe ThUS$	North America ThUS$	Asia and others ThUS$	Total ThUS$
Revenue	162,477	240,607	411,807	416,380	708,051	1,939,323
Investment accounted for under the equity method	-	5,000	25,009	13,456	69,675	113,140
Intangible assets other than goodwill	109,227	-	-	211	1	109,439
Goodwill	23,731	86	11,373	724	2,058	37,972
Property, plant and equipment, net	1,526,992	234	3,521	2,536	1,483	1,534,766
Investment property	-	-	-	-	-	-
Other non-current assets	24,551	139	-	-	-	24,690
Non-current assets that are not financial instruments	1,684,501	5,459	39,903	16,927	73,217	1,820,007

26.8

Property, plant and equipment classified by geographical areas

The company's main production facilities are located near their mines and extraction facilities in northern Chile. The following table presents the main production facilities as of December 31, 2018 and December 31, 2017:

	Location		Products

-	Pedro de Valdivia	:	Production of iodine and nitrate salts
-	María Elena	:	Production of iodine and nitrate salts
-	Coya Sur	:	Production of nitrate salts
-	Nueva Victoria	:	Production of iodine and nitrate salts
-	Salar de Atacama	:	Potassium chloride, lithium chloride, boric acid and potassium sulfate
-	Salar del Carmen	:	Production of lithium carbonate and lithium hydroxide
-	Tocopilla	:	Port facilities